CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 22,790	$ 24,209
Short-term deposits	3,120	3,118
Cash and cash equivalents	$ 25,910	$ 27,327